IFRS 7 Disclosure (Tables)	9 Months Ended
Jul. 31, 2019
Text block [abstract]
Portfolio Market Risk Measures

TABLE 28:  PORTFOLIO MARKET RISK MEASURES

(millions of Canadian dollars)	For the three months ended							For the nine months ended
	July 31 2019					April 30 2019	July 31 2018	July 31 2019	July 31 2018
	As at	Average	High		Low	Average	Average	Average	Average
Interest rate risk	$5.9	$8.3	$13.1		$4.7	$8.6	$17.5	$9.9	$14.5
Credit spread risk	9.4	9.9	12.0		7.5	12.2	12.0	13.9	10.9
Equity risk	5.2	6.1	11.5		4.3	6.7	7.1	6.6	7.7
Foreign exchange risk	2.2	4.4	7.7		1.8	5.4	4.0	5.4	4.1
Commodity risk	1.6	1.7	2.6		1.2	2.2	2.4	2.2	2.4
Idiosyncratic debt specific risk	10.6	14.2	18.2		10.6	15.1	18.3	16.5	16.6

Diversification effect[1]	(20.7)	(25.7)	n/m	[2]	n/m	(29.2)	(34.4)	(32.0)	(32.3)
Total Value-at-Risk (one-day)	14.2	18.9	23.3		14.2	21.0	26.9	22.5	23.9
Stressed Value-at-Risk (one-day)	42.7	43.0	46.8		33.4	43.5	55.8	49.4	50.8
Incremental Risk Capital Charge (one-year)	$260.9	$236.7	$275.6		$177.6	$204.2	$224.8	$225.2	$212.5

[1]	The aggregate VaR is less than the sum of the VaR of the different risk types due to risk offsets resulting from portfolio diversification.
[2]	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Sensitivity of After-tax Economic Value at Risk by Currency

TABLE 29:  SENSITIVITY OF AFTER-TAX ECONOMIC VALUE-AT-RISK BY CURRENCY

(millions of Canadian dollars)					As at
	July 31, 2019		April 30, 2019		July 31, 2018
Currency	100 bps increase	100 bps decrease	100 bps increase	100 bps decrease	100 bps increase	100 bp sdecrease
Canadian dollar	$(55)	$(21)	$(66)	$–	$(42)	$(14)

U.S. dollar	(419)	(282)	(271)	(274)	(258)	8
	$(474)	$(303)	$(337)	$(274)	$(300)	$(6)

Summary of Liquid Assets by Type and Currency

TABLE 30:  SUMMARY OF LIQUID ASSETS BY TYPE AND CURRENCY[1]

(millions of Canadian dollars, except as noted)						As at
	Bank-owned liquid assets	Securities received as collateral from securities financing and derivative transactions[2]	Total liquid assets	% of total	Encumbered liquid assets	Unencumbered liquid assets[2]
		July 31, 2019
Cash and due from banks	$2,384	$–	$2,384	1%	$458	$1,926
Canadian government obligations	10,211	75,321	85,532	13	53,377	32,155
National Housing Act Mortgage-Backed Securities (NHA MBS)	40,298	18	40,316	6	4,384	35,932
Provincial government obligations	14,431	25,926	40,357	6	31,071	9,286
Corporate issuer obligations	10,869	3,861	14,730	2	4,760	9,970
Equities	11,608	3,557	15,165	3	10,335	4,830
Other marketable securities and/or loans	3,293	339	3,632	1	569	3,063

Total Canadian dollar-denominated	93,094	109,022	202,116	32	104,954	97,162
Cash and due from banks	27,709	–	27,709	4	31	27,678
U.S. government obligations	29,782	50,645	80,427	13	36,203	44,224
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	53,695	7,612	61,307	10	16,915	44,392
Other sovereign obligations	51,540	43,191	94,731	15	35,770	58,961
Corporate issuer obligations	78,640	2,191	80,831	12	6,640	74,191
Equities	44,391	38,498	82,889	13	46,244	36,645
Other marketable securities and/or loans	4,005	2,905	6,910	1	2,471	4,439

Total non-Canadian dollar-denominated	289,762	145,042	434,804	68	144,274	290,530
Total	$382,856	$254,064	$636,920	100%	$249,228	$387,692

		October 31, 2018
Cash and due from banks	$3,002	$–	$3,002	1%	$1,098	$1,904
Canadian government obligations	18,256	63,463	81,719	14	47,572	34,147
NHA MBS	39,649	42	39,691	6	3,057	36,634
Provincial government obligations	12,720	19,241	31,961	5	23,651	8,310
Corporate issuer obligations	6,622	3,767	10,389	2	3,769	6,620
Equities	10,554	1,637	12,191	2	6,028	6,163
Other marketable securities and/or loans	2,655	349	3,004	1	277	2,727

Total Canadian dollar-denominated	93,458	88,499	181,957	31	85,452	96,505
Cash and due from banks	24,046	–	24,046	4	28	24,018
U.S. government obligations	30,163	37,691	67,854	12	32,918	34,936
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	47,150	927	48,077	8	7,522	40,555
Other sovereign obligations	56,034	45,912	101,946	18	41,993	59,953
Corporate issuer obligations	78,160	1,576	79,736	14	7,234	72,502
Equities	33,514	37,666	71,180	12	32,206	38,974
Other marketable securities and/or loans	4,786	4	4,790	1	191	4,599

Total non-Canadian dollar-denominated	273,853	123,776	397,629	69	122,092	275,537
Total	$367,311	$212,275	$579,586	100%	$207,544	$372,042

[1]	Positions stated include gross asset values pertaining to securities financing transactions.
[2]	Liquid assets include collateral received that can be re-hypothecated or otherwise redeployed.

Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches

TABLE 31:  SUMMARY OF UNENCUMBERED LIQUID ASSETS BY BANK, SUBSIDIARIES, AND BRANCHES

(millions of Canadian dollars)		As at
	July 31 2019	October 31 2018
The Toronto-Dominion Bank (Parent)	$149,429	$136,544
Bank subsidiaries	220,379	217,565

Foreign branches	17,884	17,933
Total	$387,692	$372,042

Summary of Deposit Funding

TABLE 38:  SUMMARY OF DEPOSIT FUNDING

(millions of Canadian dollars)	As at
	July 31 2019	October 31 2018
P&C deposits – Canadian Retail	$371,786	$359,473
P&C deposits – U.S. Retail	351,976	346,624
Other deposits	26	36
Total	$723,788	$706,133

Summary of Remaining Contractual Maturity

TABLE 41:  REMAINING CONTRACTUAL MATURITY

(millions of Canadian dollars)	As at

	July 31, 2019
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total

Assets
Cash and due from banks	$2,342	$2,670	$–	$–	$–	$–	$–	$–	$–	$5,012
Interest-bearing deposits with banks	32,716	185	962	–	1	–	–	–	833	34,697
Trading loans, securities, and other[1]	3,130	2,434	3,987	3,192	3,691	10,976	25,603	17,979	71,169	142,161
Non-trading financial assets at fair value through profit or loss	–	324	2	81	739	1,643	1,108	1,330	806	6,033
Derivatives	7,359	8,966	5,338	2,510	1,935	6,298	8,539	11,610	–	52,555
Financial assets designated at fair value through profit or loss	340	221	421	107	58	461	1,708	702	–	4,018
Financial assets at fair value through other comprehensive income	1,755	3,263	3,129	5,179	6,492	19,578	44,891	30,567	1,846	116,700
Debt securities at amortized cost, net of allowance for credit losses	436	4,233	3,620	1,775	1,055	7,513	41,103	56,656	(1)	116,390
Securities purchased under reverse repurchase agreements	114,837	23,144	15,571	5,494	3,513	33	52	–	–	162,644
Loans
Residential mortgages	2,023	5,530	7,975	9,627	11,767	33,285	99,021	62,121	–	231,349
Consumer instalment and other personal	926	2,096	2,946	3,503	3,944	16,452	59,047	28,265	61,043	178,222
Credit card	–	–	–	–	–	–	–	–	36,756	36,756

Business and government	30,464	5,173	7,124	7,364	8,668	23,035	70,139	60,511	20,896	233,374

Total loans	33,413	12,799	18,045	20,494	24,379	72,772	228,207	150,897	118,695	679,701

Allowance for loan losses	–	–	–	–	–	–	–	–	(3,769)	(3,769)

Loans, net of allowance for loan losses	33,413	12,799	18,045	20,494	24,379	72,772	228,207	150,897	114,926	675,932
Customers' liability under acceptances	12,779	2,365	72	(1)	4	–	–	–	–	15,219
Investment in TD Ameritrade	–	–	–	–	–	–	–	–	9,108	9,108
Goodwill[2]	–	–	–	–	–	–	–	–	17,006	17,006
Other intangibles[2]	–	–	–	–	–	–	–	–	2,565	2,565
Land, buildings, equipment, and other depreciable assets[2]	–	–	–	–	–	–	–	–	5,463	5,463
Deferred tax assets	–	–	–	–	–	–	–	–	1,898	1,898
Amounts receivable from brokers, dealers, and clients	21,169	–	–	–	–	–	–	–	–	21,169

Other assets	3,178	884	324	2,426	101	160	169	99	9,531	16,872
Total assets	$233,454	$61,488	$51,471	$41,257	$41,968	$119,434	$351,380	$269,840	$235,150	$1,405,442

Liabilities
Trading deposits	$7,328	$12,609	$7,654	$1,021	$1,115	$2,354	$4,166	$1,549	$–	$37,796
Derivatives	7,601	9,178	5,350	2,562	1,862	5,854	8,865	12,297	–	53,569
Securitization liabilities at fair value	–	271	615	414	483	1,691	7,439	1,836	–	12,749
Financial liabilities designated at fair value through profit or loss	27,473	19,529	29,188	6,788	12,639	150	1	6	–	95,774
Deposits[3,4]
Personal	5,576	8,124	9,148	7,689	7,659	9,630	9,764	25	433,923	491,538
Banks	6,659	1,226	1,942	–	1	–	3	7	6,722	16,560

Business and government[5]	16,499	19,904	7,970	6,034	10,386	32,781	48,588	7,676	212,390	362,228

Total deposits	28,734	29,254	19,060	13,723	18,046	42,411	58,355	7,708	653,035	870,326
Acceptances	12,779	2,365	72	(1)	4	–	–	–	–	15,219
Obligations related to securities sold short[1]	86	3,094	2,430	894	1,573	4,223	9,644	12,493	862	35,299
Obligations related to securities sold under repurchase agreements	109,775	11,457	1,471	180	258	53	14	–	–	123,208
Securitization liabilities at amortized cost	–	576	510	1,275	355	2,035	6,595	2,833	–	14,179
Amounts payable to brokers, dealers, and clients	21,866	–	–	–	–	–	–	–	–	21,866
Insurance-related liabilities	211	296	351	307	308	935	1,613	907	1,864	6,792
Other liabilities[6]	4,644	2,008	1,458	1,404	1,595	2,698	1,121	157	6,602	21,687

Subordinated notes and debentures	–	–	–	–	–	–	–	10,596	–	10,596

Equity	–	–	–	–	–	–	–	–	86,382	86,382
Total liabilities and equity	$220,497	$90,637	$68,159	$28,567	$38,238	$62,404	$97,813	$50,382	$748,745	$1,405,442
Off-balance sheet commitments
Credit and liquidity commitments[7],8	$17,924	$22,858	$18,018	$12,884	$13,005	$28,408	$108,125	$5,024	$1,296	$227,542
Operating lease commitments	81	163	245	244	241	925	2,323	3,428	–	7,650
Other purchase obligations	94	110	246	134	163	612	1,043	546	–	2,948

Unconsolidated structured entity commitments	–	1,114	504	155	447	816	–	–	–	3,036
Total off-balance sheet commitments	$18,099	$24,245	$19,013	$13,417	$13,856	$30,761	$111,491	$8,998	$1,296	$241,176
[1]	Amount has been recorded according to the remaining contractual maturity of the underlying security.
[2]	For the purposes of this table, non-financial assets have been recorded as having 'no specific maturity'.
[3]	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having 'no specific maturity'.
[4]

Includes $42 billion of covered bonds with remaining contractual maturities of $2 billion in 'over 1 month to 3 months', $1 billion in 'over 3 months to 6 months', $2 billion in 'over 6 months to 9 months', $2 billion in 'over 9 months to 1 year', $9 billion in 'over 1 to 2 years', $22 billion in 'over 2 to 5 years', and $4 billion in 'over 5 years'.

[5]

On June 30, 2019, TD Capital Trust IV redeemed all of the outstanding $550 million TD Capital Trust IV Notes – Series 1 at a redemption price of 100% of the principal amount plus any accrued and unpaid interest payable on the date of redemption.

[6]

Includes $89 million of capital lease commitments with remaining contractual maturities of $2 million in 'less than 1 month', $4 million in '1 month to 3 months', $5 million in '3 months to 6 months', $5 million in '6 months to 9 months', $5 million in '9 months to 1 year', $22 million in 'over 1 to 2 years', $44 million in 'over 2 to 5 years', and $2 million in 'over 5 years'.

[7]	Includes $297 million in commitments to extend credit to private equity investments.
[8]	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank's discretion at any time.

TABLE 41:  REMAINING CONTRACTUAL MATURITY (continued)[1]

(millions of Canadian dollars)	As at

	October 31, 2018
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total

Assets
Cash and due from banks	$4,733	$2	$–	$–	$–	$–	$–	$–	$–	$4,735
Interest-bearing deposits with banks	28,332	924	154	21	16	–	–	–	1,273	30,720
Trading loans, securities, and other[2]	1,971	5,244	2,111	3,653	3,998	9,683	25,772	25,895	49,570	127,897
Non-trading financial assets at fair value through profit or loss	–	12	99	460	906	227	841	848	622	4,015
Derivatives	7,343	9,263	5,275	3,276	2,321	7,130	12,436	9,952	–	56,996
Financial assets designated at fair value through profit or loss	30	95	535	243	90	297	1,532	796	–	3,618
Financial assets at fair value through other comprehensive income	1,111	4,214	4,150	5,354	3,962	19,777	57,922	31,936	2,174	130,600
Debt securities at amortized cost, net of allowance for credit losses	881	2,577	3,010	3,594	4,059	8,103	34,032	50,990	(75)	107,171
Securities purchased under reverse repurchase agreements	77,612	30,047	14,426	3,807	1,458	29	–	–	–	127,379
Loans
Residential mortgages	908	3,234	6,614	11,166	11,061	43,063	113,852	35,293	–	225,191
Consumer instalment and other personal	753	1,332	2,628	3,724	4,131	14,313	56,632	26,321	62,245	172,079
Credit card	–	–	–	–	–	–	–	–	35,018	35,018

Business and government	23,052	4,320	5,539	7,131	9,269	19,637	67,922	59,251	21,533	217,654

Total loans	24,713	8,886	14,781	22,021	24,461	77,013	238,406	120,865	118,796	649,942

Allowance for loan losses	–	–	–	–	–	–	–	–	(3,549)	(3,549)

Loans, net of allowance for loan losses	24,713	8,886	14,781	22,021	24,461	77,013	238,406	120,865	115,247	646,393
Customers' liability under acceptances	14,984	2,145	132	6	–	–	–	–	–	17,267
Investment in TD Ameritrade	–	–	–	–	–	–	–	–	8,445	8,445
Goodwill[3]	–	–	–	–	–	–	–	–	16,536	16,536
Other intangibles[3]	–	–	–	–	–	–	–	–	2,459	2,459
Land, buildings, equipment, and other depreciable assets[3]	–	–	–	–	–	–	–	–	5,324	5,324
Deferred tax assets	–	–	–	–	–	–	–	–	2,812	2,812
Amounts receivable from brokers, dealers, and clients	26,940	–	–	–	–	–	–	–	–	26,940

Other assets	3,432	854	1,926	120	142	136	301	90	8,595	15,596
Total assets	$192,082	$64,263	$46,599	$42,555	$41,413	$122,395	$371,242	$241,372	$212,982	$1,334,903

Liabilities
Trading deposits	$16,145	$37,337	$31,081	$12,954	$11,739	$1,183	$3,260	$1,005	$–	$114,704
Derivatives	6,195	8,684	4,230	3,103	2,263	5,510	9,282	9,003	–	48,270
Securitization liabilities at fair value	–	981	194	661	272	1,822	6,719	1,969	–	12,618
Financial liabilities designated at fair value through profit or loss	10	5	–	–	–	–	–	1	–	16
Deposits[4,5]
Personal	4,330	7,094	7,541	6,245	7,718	10,222	9,876	38	424,580	477,644
Banks	6,499	1,941	255	24	54	–	3	8	7,928	16,712

Business and government	18,840	19,337	7,033	9,984	11,299	21,345	54,780	8,000	206,465	357,083

Total deposits	29,669	28,372	14,829	16,253	19,071	31,567	64,659	8,046	638,973	851,439
Acceptances	14,986	2,145	132	6	–	–	–	–	–	17,269
Obligations related to securities sold short[2]	2,621	3,679	1,500	387	904	4,330	13,771	11,474	812	39,478
Obligations related to securities sold under repurchase agreements	73,759	15,508	3,516	428	108	43	27	–	–	93,389
Securitization liabilities at amortized cost	22	1,240	625	503	575	2,496	6,232	2,990	–	14,683
Amounts payable to brokers, dealers, and clients	28,385	–	–	–	–	–	–	–	–	28,385
Insurance-related liabilities	213	294	353	309	310	937	1,624	903	1,755	6,698
Other liabilities[6]	2,916	2,631	538	1,326	1,394	2,205	2,308	152	5,704	19,174

Subordinated notes and debentures	–	–	–	–	–	–	–	8,740	–	8,740

Equity	–	–	–	–	–	–	–	–	80,040	80,040
Total liabilities and equity	$174,921	$100,876	$56,998	$35,930	$36,636	$50,093	$107,882	$44,283	$727,284	$1,334,903
Off-balance sheet commitments
Credit and liquidity commitments[7,8]	$18,341	$16,732	$17,222	$13,105	$9,159	$25,720	$101,210	$5,260	$1,293	$208,042
Operating lease commitments	79	159	240	237	233	902	2,188	3,229	–	7,267
Other purchase obligations	46	163	131	128	127	460	898	524	–	2,477

Unconsolidated structured entity commitments	–	1,079	940	329	–	7	408	–	–	2,763
Total off-balance sheet commitments	$18,466	$18,133	$18,533	$13,799	$9,519	$27,089	$104,704	$9,013	$1,293	$220,549
[1]	Certain comparative amounts have been recast to conform with the presentation adopted in the current period.
[2]	Amount has been recorded according to the remaining contractual maturity of the underlying security.
[3]	For the purposes of this table, non-financial assets have been recorded as having 'no specific maturity'.
[4]	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having 'no specific maturity'.
[5]

Includes $36 billion of covered bonds with remaining contractual maturities of $1 billion in '3 months to 6 months', $3 billion in '6 months to 9 months', $2 billion in '9 months to 1 year', $5 billion in 'over 1 to 2 years', $22 billion in 'over 2 to 5 years', and $3 billion in 'over 5 years'.

[6]

Includes $60 million of capital lease commitments with remaining contractual maturities of $2 million in 'less than 1 month', $5 million in '1 month to 3 months', $7 million in '3 months to 6 months', $6 million in '6 months to 9 months', $6 million in '9 months to 1 year', $12 million in 'over 1 to 2 years', $17 million in 'over 2 to 5 years', and $5 million in 'over 5 years'.

[7]	Includes $205 million in commitments to extend credit to private equity investments.
[8]	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank's discretion at any time.